UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       FORM13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one:  [ ]is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Husic Capital Management

Address:555 California Street Suite 1800

        San Francisco, CA 94104

Form 13F File Number: 28-4257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lesley Jones

Title:  Chief Compliance Officer

Phone:  415/398-0800

Signature, Place, and Date of Signing:

/s/Lesley Jones                 San Francisco, CA      08/09/05
     [Signature]                   [City, State]         [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT, (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  106

Form 13F Information Table Value Total:  382897
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP COM           COM              001547108      478    74511 SH       SOLE                    74511
ALERIS INTERNATIONAL INC.      COM              014477103     6863   304344 SH       SOLE                   192840            111504
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1295    58689 SH       SOLE                    58689
ALPHA NATURAL RESOURCES INC.   COM              02076X102     1839    76990 SH       SOLE                    76990
ARCH COAL INC                  COM              039380100     7805   143281 SH       SOLE                    81237             62044
ARGONAUT TECHNOLOGIES INC      COM              040175101     2803  2831640 SH       SOLE                  1446492           1385148
ASHLAND INC.                   COM              044209104      497     6915 SH       SOLE                      350              6565
ATWOOD OCEANICS INC.           COM              050095108      843    13699 SH       SOLE                    13699
BLOCKBUSTER INC.               COM              093679108      854    93684 SH       SOLE                    42896             50788
BOEING CO                      COM              097023105     2885    43718 SH       SOLE                    14483             29235
BOYD GAMING CORP               COM              103304101     2677    52347 SH       SOLE                    52347
BROADCOM CORP                  COM              111320107      340     9567 SH       SOLE                                       9567
BUCYRUS INTERNATIONAL INC      COM              118759109    10224   269191 SH       SOLE                   151692            117499
CAMECO CORP                    COM              13321L108     1938    43305 SH       SOLE                    32418             10887
CAREMARK RX INC.               COM              141705103      335     7519 SH       SOLE                                       7519
CENTRAL EUROPEAN MEDIA ENTERPR COM              G20045202    11748   242832 SH       SOLE                   149254             93578
CLEVELAND CLIFFS INC.          COM              185896107      764    13222 SH       SOLE                    13222
CONSOL ENERGY INC.             COM              20854P109    11462   213915 SH       SOLE                   119384             94531
CORNING INC COM                COM              219350105      371    22334 SH       SOLE                      900             21434
CYPRESS SEMICONDUCTOR CO       COM              232806109      300    23861 SH       SOLE                     1586             22275
DEAN FOODS CO                  COM              242370104      806    22882 SH       SOLE                    22882
DIAMOND OFFSHORE DRILL COM     COM              25271C102     5411   101277 SH       SOLE                    54812             46465
ENSCO INTERNATIONAL            COM              26874Q100     1889    52835 SH       SOLE                    34324             18511
F5 NETWORKS                    COM              315616102      214     4520 SH       SOLE                      611              3909
FORTUNE BRANDS INC             COM              349631101      372     4189 SH       SOLE                      160              4029
FREEPORT MCMORAN COPPER GOLD   COM              35671D857     4075   108829 SH       SOLE                    46453             62376
FREESCALE SEMICONDUCTOR INC.   COM              35687M107      871    41452 SH       SOLE                    41452
GATEWAY INC                    COM              367626108    10056  3047269 SH       SOLE                  1763978           1283291
GLOBAL INDUSTRIES LTD          COM              379336100      421    49508 SH       SOLE                    49508
GLOBAL SANTA FE CORP           COM              G3930E101      976    23918 SH       SOLE                    23918
GOODYEAR TIRE & RUBBER         COM              382550101     5578   374352 SH       SOLE                   206787            167565
GOOGLE INC.                    COM              38259P508     1729     5879 SH       SOLE                     2847              3032
GRAFTECH INTERNATIONAL LTD.    COM              384313102      567   131943 SH       SOLE                   102493             29450
GREY WOLF INC COM              COM              397888108      672    90676 SH       SOLE                    90676
HEXCEL CORP NEW COM            COM              428291108      387    22876 SH       SOLE                    22876
HYDRIL CO COM                  COM              448774109     9179   168889 SH       SOLE                    98437             70452
INCO LTD                       COM              453258402     3834   101572 SH       SOLE                    54172             47400
INTELLISYNC CORP               COM              458176104      326   120354 SH       SOLE                    95425             24929
INTERLAND INC.                 COM              458727203     3251  1667116 SH       SOLE                   713494            953622
INTERNATIONAL GAME TEC COM     COM              459902102      251     8908 SH       SOLE                                       8908
JOY GLOBAL INC.                COM              481165108    15340   456677 SH       SOLE                   258168            198509
KOMAG INC.                     COM              500453204      331    11654 SH       SOLE                      774             10880
LAKES ENTERTAINMENT INC        COM              51206P109      411    26681 SH       SOLE                    26681
LAM RESEARCH                   COM              512807108      701    24215 SH       SOLE                    15031              9184
LOOKSMART LTD                  COM              543442107      746  1007657 SH       SOLE                   727646            280011
M SYS FLASH DISK PIONEER ORD   COM              M7061C100      338    17630 SH       SOLE                    10451              7179
MASSEY ENERGY CO               COM              576206106     5586   148084 SH       SOLE                   112940             35144
MCMORAN EXPLORATION CO         COM              582411104     4860   249085 SH       SOLE                   107822            141263
MEMC ELECTR MATLS INC          COM              552715104      323    20475 SH       SOLE                     2381             18094
MERITAGE CORP                  COM              59001A102      967    12168 SH       SOLE                    12168
METAL MANAGEMENT INC.          COM              591097209      515    26633 SH       SOLE                    26633
MFIC CORPORATION               COM              55273R104     2231   892428 SH       SOLE                   697378            195050
MGM MIRAGE INC                 COM              552953101     1064    26887 SH       SOLE                    16295             10592
MONSANTO COMPANY               COM              61166W101      440     6995 SH       SOLE                      350              6645
MORGAN STANLEY                 COM              617446448      507     9659 SH       SOLE                      300              9359
NABORS INDUSTRIES LTD          COM              G6359F103      645    10635 SH       SOLE                    10635
NASDAQ STOCK MARKET            COM              631103108     3366   178478 SH       SOLE                   121785             56693
NATCO GROUP                    COM              63227W203     2143   161038 SH       SOLE                   126116             34922
NATIONAL SEMICONDUCTOR         COM              637640103      284    12894 SH       SOLE                      860             12034
NEXTEL PARTNERS INC            COM              65333F107      374    14848 SH       SOLE                                      14848
NII HOLDINGS INC               COM              62913F201     8484   132681 SH       SOLE                    74451             58230
NS GROUP INC.                  COM              628916108      647    19900 SH       SOLE                    19900
OFFICE DEPOT,INC               COM              676220106      488    21362 SH       SOLE                    21362
OMNICARE INC                   COM              681904108      766    18061 SH       SOLE                    18061
OREGON STL MLS INC COM         COM              686079104     7368   428099 SH       SOLE                   266162            161937
ORLEANS HOMEBUILDERS INC.      COM              686588104      412    17574 SH       SOLE                     2771             14803
PATTERSON-UTI ENERGY INC.      COM              703481101     6852   246223 SH       SOLE                   152430             93793
PEABODY ENERGY CORP            COM              704549104    16598   318951 SH       SOLE                   181998            136953
PENN VIRGINIA CORP             COM              707882106      483    10819 SH       SOLE                    10819
PINNACLE ENTERTAINMENT INC.    COM              723456109    10466   535065 SH       SOLE                   322494            212571
PIONEER COMPANIES INC.         COM              723643300     5485   249444 SH       SOLE                   164811             84633
PIONEER DRILLING CO.           COM              723655106     9130   598302 SH       SOLE                   421835            176467
PIXAR ANIMATION STUDIOS        COM              725811103     1018    20331 SH       SOLE                    20331
POTASH CORP SASK INC COM       COM              73755L107      492     5147 SH       SOLE                     2165              2982
PROGRESSIVE GAMING INTL CORP   COM              59862K108      571    38789 SH       SOLE                    38789
RANGE RESOURCES CORP           COM              75281A109     5605   208356 SH       SOLE                    91620            116736
SEARS HOLDINGS CORP            COM              812350106     9150    61051 SH       SOLE                    24351             36700
ST JOE CO                      COM              790148100      470     5761 SH       SOLE                     5761
STATION CASINOS INC COM        COM              857689103     1797    27065 SH       SOLE                    27065
SUNCOR ENERGY INC.             COM              867229106     6355   134301 SH       SOLE                    52089             82212
SUNOCO INC.                    COM              86764P109     3726    32779 SH       SOLE                    16994             15785
SYNTROLEUM CORP                COM              871630109    12052  1174628 SH       SOLE                   719796            454832
TESORO CORP COM                COM              881609101      423     9098 SH       SOLE                     9098
TEXAS INSTRS INC               COM              882508104      591    21046 SH       SOLE                                      21046
TODCO                          COM              88889T107    16145   628941 SH       SOLE                   378440            250501
TOLL BROTHERS INC              COM              889478103      523     5150 SH       SOLE                                       5150
TRACTOR SUPPLY COMPANY         COM              892356106      880    17917 SH       SOLE                    17917
TRANSACT TECHNOLOGIES INC.     COM              892918103     3787   447165 SH       SOLE                   235738            211427
TRANSOCEAN OFFSHORE COM        COM              G90078109     5727   106115 SH       SOLE                    40330             65785
ULTRA PETROLEUM CORP           COM              903914109    13549   446277 SH       SOLE                   268770            177507
ULTRATECH INC.                 COM              904034105    23184  1266895 SH       SOLE                   775252            491643
UNITED AUTO GROUP              COM              909440109      415    13934 SH       SOLE                    13934
VASCO DATA SECURITY INTL       COM              92230Y104       97    10000 SH       SOLE                      672              9328
VENTANA MEDICAL SYSTEMS INC.   COM              92276H106      346     8611 SH       SOLE                      583              8028
VERISIGN INC                   COM              92343e102     1838    63908 SH       SOLE                    52638             11270
VINTAGE PETE INC COM           COM              927460105     2971    97504 SH       SOLE                    57040             40464
WALTER INDUSTRIES INC.         COM              93317Q105    20574   511800 SH       SOLE                   310867            200933
WESTERN DIGITAL                COM              958102105      361    26895 SH       SOLE                     1786             25109
WPT ENTERPRISES INC.           COM              98211W108     2472   126859 SH       SOLE                   110685             16174
WYNN RESORTS LTD               COM              983134107     8637   182721 SH       SOLE                   114585             68136
YAHOO INC                      COM              984332106     1255    36211 SH       SOLE                    12975             23236
YP CORP                        COM              987824109     6714  6275193 SH       SOLE                  3935541           2339652
NETEASE.COM INC. ADR                            64110W102      299     5234 SH       SOLE                      348              4886
SASOL LTD                                       803866300      590    21883 SH       SOLE                      600             21283
SHANDA INTERACTIVE ENTERTAINME                  81941Q203      249     6779 SH       SOLE                      451              6328
STOLT OFFSHORE SA                               861567105     4497   495833 SH       SOLE                   342738            153095